Schedule of outstanding warrants (Details) - Liability Warrants [Member]	3 Months Ended
	Nov. 30, 2022 shares $ / shares	Nov. 30, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	1,329,684	1,452,843
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 8.93	$ 8.96
Number of warrants, expired | shares
Number of warrants, expired | $ / shares
Number of warrants, outstanding, ending balance | shares	1,329,684	1,452,843
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 8.93	$ 8.96